GOODWILL AND INTANGIBLE ASSETS, NET - Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	$ 495,606
Amortization expense	(198,169)	$ (163,754)	$ (141,104)
Intangible assets at end of year	485,626	495,606
Intangible assets controlled by entity but recognized directly to expense	10,046	86,168	48,584
Other administrative and general expenses
Reconciliation of initial and final balances of the cost and accrued amortization
Research and development expense	11,882	18,736	85,532
Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	1,239,337	1,166,113
Acquisitions	144,514	106,404
Acquisitions through business combination	13,196
Write off	(49,805)	(68,484)
Foreign currency translation adjustment	132,884	35,304
Intangible assets at end of year	1,480,126	1,239,337	1,166,113
Accumulated depreciation
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(743,731)	(627,155)
Write off	49,805	68,484
Amortization expense	198,169	163,754
Foreign currency translation adjustment	102,405	21,306
Intangible assets at end of year	(994,500)	(743,731)	(627,155)
Trademarks
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	5,798
Intangible assets at end of year	3,363	5,798
Trademarks | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	20,293	19,375
Foreign currency translation adjustment	3,244	918
Intangible assets at end of year	23,537	20,293	19,375
Trademarks | Accumulated depreciation
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(14,495)	(11,071)
Amortization expense	3,165	3,118
Foreign currency translation adjustment	2,514	306
Intangible assets at end of year	(20,174)	(14,495)	(11,071)
Licenses, software and computer applications
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	424,797
Intangible assets at end of year	474,554	424,797
Licenses, software and computer applications | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	823,318	768,923
Acquisitions	144,514	106,404
Acquisitions through business combination	13,196
Write off	(49,805)	(68,484)
Foreign currency translation adjustment	66,386	16,475
Intangible assets at end of year	997,609	823,318	768,923
Licenses, software and computer applications | Accumulated depreciation
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(398,521)	(342,229)
Write off	49,805	68,484
Amortization expense	131,288	113,452
Foreign currency translation adjustment	43,051	11,324
Intangible assets at end of year	(523,055)	(398,521)	(342,229)
Licenses, software and computer applications | Core Factoring
Reconciliation of initial and final balances of the cost and accrued amortization
Cancellations		6,879
Licenses, software and computer applications | Sede 30 projects
Reconciliation of initial and final balances of the cost and accrued amortization
Cancellations		2,716
Client relationships
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	65,011
Intangible assets at end of year	7,709	65,011
Client relationships | Gross carrying amount
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	395,726	377,815
Foreign currency translation adjustment	63,254	17,911
Intangible assets at end of year	458,980	395,726	377,815
Client relationships | Accumulated depreciation
Reconciliation of initial and final balances of the cost and accrued amortization
Intangible assets at beginning of year	(330,715)	(273,855)
Amortization expense	63,716	47,184
Foreign currency translation adjustment	56,840	9,676
Intangible assets at end of year	$ (451,271)	$ (330,715)	$ (273,855)